Fair Value Measurements and Hierarchy	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Fair Value Measurements and Hierarchy

NOTE 11 —FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that arere-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 2, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

			December 2,
	Description	Level	2021
Liabilities:
Warrant Liability - Public Warrants		1	12,860,834
Warrant Liability - Private Placement Warrants		3	288,925
Warrant Liability - Underwriter Warrants		3	63,500

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and remeasured on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

Measurement

The Company utilizes a Cox-Ross-Rubenstein lattice model to value the warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 3, 2021 is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement and December 3, 2021 (Private Placement Warrants only):

	February 12, 2021
	(Initial Measurement)	December 3, 2021
Risk-free interest rate	0.56%	1.13%
Trading days per year	252	252
Expected volatility	17.8%	21.0%
Exercise price	$11.50	$11.50
Stock Price	$9.65	$9.48

On February 12, 2021, the fair value of the Private Placement Warrants and Public Warrants were determined to be $1.05 and $1.03 per warrant for aggregate values of $0.2 million and $10.8 million, respectively. On December 2, 2021, the fair value of the Private Placement Warrants and Public Warrants were determined to be $1.22 and $1.27 per warrant for aggregate values of $0.3 million and $12.8 million, respectively.

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $12,860,834 during the period from February 12, 2021 through December 2, 2021.

P3 Health Partners Inc.
Class of Warrant or Right [Line Items]
Fair Value Measurements and Hierarchy

Note 8: Fair Value Measurements and Hierarchy

See Note 4 “Significant Accounting Policies” for a summary of the Company’s policies relating to fair value measurements.

The following table presents the carrying amounts of the Company’s financial instruments as of June 30, 2022 and December 31, 2021, respectively:

	Successor
	June 30, 2022	December 31, 2021
Financial assets:
Cash	$63,145,379	$140,477,586
Restricted cash	753,920	356,286
Clinics fees and insurance receivables, net	1,931,291	1,090,104
Other receivables	261,935	726,903
Financial liabilities:
Accounts payable and accrued expenses	20,693,070	17,730,683
Warrants liabilities	5,429,009	11,382,826

The book value of cash, clinic fees and insurance receivables, net, other receivables, and accounts payable and accrued expenses approximate fair value because of the short maturity and high liquidity of these instruments. Liabilities for private placement warrants are measured at fair value using Level 3 inputs.

The following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liability as of June 30, 2022	$5,270,834	$—	$158,175	$5,429,009
Warrant liability as of December 31, 2021	10,880,550	—	502,276	11,382,826

The key Level 3 inputs into the option pricing model as of June 30, 2022 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	65.00%
Risk-Free Interest rate	3.00%
Exercise Price	$11.50
Expected Term	4.4	Years

The key Level 3 inputs into the option pricing model as of December 31, 2021 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	60.00%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years

Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the warrants would each result in a directionally similar change in the estimated fair value of the Company’s warrant liabilities. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock and, as such, there is no change in the estimated fair value of the warrant liabilities due to the dividend assumption.

The following tables set forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the periods indicated:

	Successor	Predecessor
	Six Months Ended June	Six Months Ended June
	30, 2022	30, 2021
Beginning Balance of Private Warrant Liability	$502,276	$6,316,605
Mark-to-Market Adjustment for Stock Warrants	(344,101)	10,661,579
Ending Balance of Private Warrant Liability	$158,175	$16,978,184

Note 8: Fair Value Measurements and Hierarchy

See Note 4 “Significant Accounting Policies” for a summary of the Company’s policies relating to fair value measurements.

The following table presents the carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Financial Assets:
Cash	$140,477,586	$36,261,104
Restricted Cash	$356,286	$3,641,843
Clinics Fees and Insurance Receivables, Net	$1,090,104	$675,954
Other Receivables	$726,903	$146,117
Financial Liabilities:
Accounts Payable and Accrued Expenses	$17,730,683	$11,793,125
Liability for Warrants	$11,382,826	$6,316,605

The book value of cash, clinic fees and insurance receivables, net, other receivables, and accounts payable and accrued expenses approximate fair value because of the short maturity and high liquidity of these instruments. Liabilities for private placement warrants are measured at fair value using Level 3 inputs.

The key Level 3 inputs into the option pricing model as of December 31, 2020 related to the Class D warrants to purchase Class D Shares were as follows:

Volatility	65.0%
Risk-Free Interest rate	0.10%
Exercise Price	$4.68
Expected Term	1.1	Years

The key Level 3 inputs into the option pricing model as of December 31, 2021 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	60.0%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years

Generally, an increase in the market price of the Company’s shares of common stock, an increase in the volatility of the Company’s shares of common stock, and an increase in the remaining term of the warrants would each result in a directionally similar change in the estimated fair value of the Company’s warrant liabilities. Such changes would increase the associated liability while decreases in these assumptions would decrease the associated liability. An increase in the risk-free interest rate would result in a decrease in the estimated fair value measurement and thus a decrease in the associated liability. The Company has not, and does not plan to, declare dividends on its common stock and, as such, there is no change in the estimated fair value of the warrant liabilities due to the dividend assumption.

The following tables set forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the periods indicated:

	Successor	Predecessor
	December 3, 2021
	through		Year
	December 31,	January 1, 2021	Ended
	2021	through	December
	(Private	December 2, 2021	31, 2020
	Placement	(Class D	(Class D
	Warrants)	Warrants)	Warrants)
Beginning Balance	$793,650	$6,316,605	$ N/A
Issuance of Class D Warrants	—	—	6,316,605
Mark-to-Market Adjustment for Stock Warrants	(291,374)	7,664,869	—
Ending Balance	$502,276	$13,981,474	$6,316,605